Leases - Schedule of Future Minimum Lease Payments Related to Equipment under Finance Lease and Office Lease Obligation (Details) - CAD ($) $ in Thousands	Apr. 30, 2021	Apr. 30, 2020	May 01, 2019
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	$ 2,089
Less: imputed interest	(163)
Total present value of minimum lease payments	1,926		$ 1,700
Less: Current portion	(986)	$ (752)
Non-current portion	940	$ 1,132
2022
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	1,105
2023
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	871
2024
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	102
2025
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	$ 11